INCOME AND SOCIAL CONTRIBUTION TAXES - Classification of net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Total	R$ 2,264,510	R$ 2,015,310	R$ 2,068,136	R$ 2,830,333
Non-current assets	2,427,648	2,219,461	2,164,477	2,929,308
Non-current liabilities	R$ (163,138)	R$ (204,151)	R$ (96,341)	R$ (98,975)